Annual Fund Operating Expenses - Invesco California AMT-Free Municipal Bond ETF - ETF	Dec. 21, 2020
Operating Expenses:
Management Fees	0.28%
Other Expenses	none
Total Annual Fund Operating Expenses	0.28%